Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Comprehensive Income [Member]	Total	Noncontrolling Interest [Member]	AOCI Including Portion Attributable to Noncontrolling Interest [Member]
Balance - March 31, 2022 at Dec. 31, 2020	$ 10		$ 118,133	$ 13,267,261	$ (14,699,148)	$ (74,831)	$ (1,388,575)	$ (1,006,461)	$ (2,395,036)
Shares, Issued at Dec. 31, 2020	10,000		118,133,432
Common stock issued for warrant exercises			$ 6,081	416,214			422,295		422,295
Stock Issued During Period, Shares, Conversion of Convertible Securities			6,080,632
Common stock issued for compensation			$ 1,320	1,036,248			1,037,568		1,037,568
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			1,320,000
Resolution of derivative liabilities upon exercise of warrant				708,611			708,611		708,611
Foreign currency translation adjustments						38,173	38,173	36,676	74,849
Net income (loss)					(3,837,773)		(3,837,773)	(26,228)	(3,864,001)
Common stock issued for cash			$ 41,563	6,394,687			$ 6,436,250		6,436,250
Stock Issued During Period, Shares, New Issues			41,562,500				51,638,526
[custom:CommonStockPayableShares]
Balance - June 30, 2022 at Dec. 31, 2021	$ 10	$ 21	$ 147,477	25,842,982	(18,536,921)	(36,658)	$ 7,416,911	(996,013)	6,420,898
Shares, Issued at Dec. 31, 2021	10,000	21,000	147,477,358
Common stock issued for compensation			$ 60	41,079			41,139		41,139
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			60,000
Foreign currency translation adjustments						(196)	(196)	(188)	(3,840)
Net income (loss)					(554,970)		(554,970)	30,239	(524,731)
Common stock issued for cash			$ 2,000	998,000			1,000,000		1,000,000
Stock Issued During Period, Shares, New Issues			2,000,000
Balance - June 30, 2022 at Mar. 31, 2022	$ 10	$ 21	$ 149,537	26,882,061	(19,091,891)	(36,854)	7,902,884	(965,962)	6,936,922
Shares, Issued at Mar. 31, 2022	10,000	21,000	149,537,358
Balance - March 31, 2022 at Dec. 31, 2021	$ 10	$ 21	$ 147,477	25,842,982	(18,536,921)	(36,658)	7,416,911	(996,013)	6,420,898
Shares, Issued at Dec. 31, 2021	10,000	21,000	147,477,358
Resolution of derivative liabilities upon exercise of warrant
Net income (loss)							(906,150)
Common stock issued and to be issued for acquisition of subsidiaries							1,550,000
Common stock issued for asset acquisition							325,000
Balance - June 30, 2022 at Jun. 30, 2022	$ 10	$ 21	$ 151,559	29,304,429	(19,443,071)	(37,376)	9,975,572	(933,796)	9,041,776
Shares, Issued at Jun. 30, 2022	10,000	21,000	151,559,011
Balance - March 31, 2022 at Dec. 31, 2021	$ 10	$ 21	$ 147,477	25,842,982	(18,536,921)	(36,658)	7,416,911	(996,013)	6,420,898
Shares, Issued at Dec. 31, 2021	10,000	21,000	147,477,358
Common stock issued for compensation			$ 240	107,360			107,600		107,600
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			240,000
Resolution of derivative liabilities upon exercise of warrant				1,792,582			1,792,582		1,792,582
Foreign currency translation adjustments						3,101	3,101	2,979	6,080
Net income (loss)					(5,967,474)		(5,967,474)	101,713	(5,865,761)
Common stock issued for cash			$ 2,000	998,000			$ 1,000,000		1,000,000
Stock Issued During Period, Shares, New Issues			2,000,000				14,118,153
Common stock issued for asset acquisition			$ 5,067	1,544,933			$ 1,550,000	(33,056)	1,516,944
Stock Issued During Period, Shares, Acquisitions			5,066,667
[custom:CommonStockPayableShares]
Balance - June 30, 2022 at Dec. 31, 2022	$ 10	$ 21	$ 161,595	31,136,120	(24,504,395)	(33,557)	6,759,794	(924,377)	5,835,417
Shares, Issued at Dec. 31, 2022	10,000	21,000	161,595,511
Balance - March 31, 2022 at Mar. 31, 2022	$ 10	$ 21	$ 149,537	26,882,061	(19,091,891)	(36,854)	7,902,884	(965,962)	6,936,922
Shares, Issued at Mar. 31, 2022	10,000	21,000	149,537,358
Common stock issued for compensation			$ 60	30,430			30,490		30,490
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			60,000
Foreign currency translation adjustments						(522)	(522)	(501)	(1,023)
Net income (loss)					(351,180)		(351,180)	65,723	(285,457)
Stock Issued During Period, Shares, New Issues
Common stock issued and to be issued for acquisition of subsidiaries			$ 1,462	1,548,538			1,550,000	(33,056)	1,516,944
[custom:StockIssuedDuringPeriodSharesAcquisitionsToBeIssued]			1,461,653
Common stock issued for asset acquisition			$ 500	324,500			325,000		325,000
Stock Issued During Period, Shares, Acquisitions			500,000
[custom:CommonStockPayableShares]
Issuance of common stock purchase option				500,000			500,000		500,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross
Balance - June 30, 2022 at Jun. 30, 2022	$ 10	$ 21	$ 151,559	29,304,429	(19,443,071)	(37,376)	9,975,572	(933,796)	9,041,776
Shares, Issued at Jun. 30, 2022	10,000	21,000	151,559,011
Balance - March 31, 2022 at Dec. 31, 2022	$ 10	$ 21	$ 161,595	31,136,120	(24,504,395)	(33,557)	6,759,794	(924,377)	5,835,417
Shares, Issued at Dec. 31, 2022	10,000	21,000	161,595,511
Common stock issued for warrant exercises			$ 2,942	397,058			400,000		400,000
Stock Issued During Period, Shares, Conversion of Convertible Securities			2,941,177
Common stock issued for compensation			$ 60	11,170			11,230		11,230
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			60,000
Resolution of derivative liabilities upon exercise of warrant				240,258			240,258		240,258
Foreign currency translation adjustments						804	804	773	1,577
Net income (loss)					(363,185)		(363,185)	204,363	(158,822)
Balance - June 30, 2022 at Mar. 31, 2023	$ 10	$ 21	$ 164,597	31,784,606	(24,867,580)	(32,753)	7,048,901	(719,241)	6,329,660
Shares, Issued at Mar. 31, 2023	10,000	21,000	164,596,688
Balance - March 31, 2022 at Dec. 31, 2022	$ 10	$ 21	$ 161,595	31,136,120	(24,504,395)	(33,557)	6,759,794	(924,377)	5,835,417
Shares, Issued at Dec. 31, 2022	10,000	21,000	161,595,511
Common stock issued for compensation							$ 18,130
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture							120,000
Resolution of derivative liabilities upon exercise of warrant							$ 240,258
Net income (loss)							(577,130)
Common stock issued and to be issued for acquisition of subsidiaries
Common stock issued for asset acquisition
Balance - June 30, 2022 at Jun. 30, 2023	$ 10	$ 21	$ 164,657	31,791,446	(25,081,525)	(31,226)	6,843,383	(665,474)	6,177,909
Shares, Issued at Jun. 30, 2023	10,000	21,000	164,656,688
Balance - March 31, 2022 at Mar. 31, 2023	$ 10	$ 21	$ 164,597	31,784,606	(24,867,580)	(32,753)	7,048,901	(719,241)	6,329,660
Shares, Issued at Mar. 31, 2023	10,000	21,000	164,596,688
Common stock issued for compensation			$ 60	6,840			6,900		6,900
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			60,000
Foreign currency translation adjustments						1,527	1,527	1,466	2,993
Net income (loss)					(213,945)		(213,945)	52,301	(161,644)
Balance - June 30, 2022 at Jun. 30, 2023	$ 10	$ 21	$ 164,657	$ 31,791,446	$ (25,081,525)	$ (31,226)	$ 6,843,383	$ (665,474)	$ 6,177,909
Shares, Issued at Jun. 30, 2023	10,000	21,000	164,656,688